TRADE RECEIVABLES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
TRADE RECEIVABLES
Trade receivables	¥ 822,747	¥ 747,247
Less: provision for bad debt allowance	(771,331)	(645,777)
Current trade receivables	¥ 51,416	¥ 101,470